Investment in joint venture - Disclosure of detailed information about summary of finance expenses incurred by JV (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest on lease liabilities	$ (35)	$ (12)
Other	(10)	(12)
Total finance expense	(45)	(35,650)
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Realized loss on hedging instruments	(366)	(4,440)
Interest on lease liabilities	(732)	(1,817)
Fees and expenses associated with revolving credit facility	(1,198)	(1,670)
Accretion charges on asset retirement provisions	(550)	(903)
Other	(319)	(75)
Total finance expense	$ (3,165)	$ (8,905)